UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C. 20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2


1. Name and address of issuer:

		Goldman Sachs Trust
		71 South Wacker Dr. Suite 500
		Chicago, Illinois 60606

2. The Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

		Goldman Sachs Balanced Fund
		Goldman Sachs Concentrated Growth Fund
          Goldman Sachs Capital Growth Fund Goldman Sachs Structured Large Cap Growth Fund Goldman Sachs Structured Large Cap Value Fund Goldman Sachs Structured Small Cap Equity Fund Goldman Sachs Structured U.S. Equity Fund Goldman Sachs Growth and Income Fund Goldman Sachs Growth Opportunities Fund Goldman Sachs Strategic Growth Fund Goldman Sachs Mid Cap Value Fund Goldman Sachs Small/Mid Cap Growth Fund Goldman Sachs Small Cap Value Fund Goldman Sachs Asia Equity Fund Goldman Sachs Structured International Equity Fund Goldman Sachs Emerging Markets Equity Fund Goldman Sachs Concentrated International Equity Fund Goldman Sachs International Small Cap Fund Goldman Sachs Japanese Equity Fund
 		Goldman Sachs Large Cap Value Fund
		Goldman Sachs Concentrated Emerging Markets Equity Fund
          Goldman Sachs BRIC Fund Goldman Sachs All Cap Growth Goldman Sachs Tollkeeper Goldman Sachs Retirement Strategy 2010 Goldman Sachs Retirement Strategy 2015 Goldman Sachs Retirement Strategy 2020 Goldman Sachs Retirement Strategy 2030 Goldman Sachs Retirement Strategy 2040 Goldman Sachs Retirement Strategy 2050
		Goldman Sachs Enhanced Dividend Global Equity
		Goldman Sachs Tax-Advantage Global Equity


3. Investment Company Act File Number: 811-05349

	Securities Act File Number:  33-17619

4(a) Last day of fiscal year for which this Form is filed:

			August 31, 2008

4(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).


Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant
		to section 24(f):                       $ 13,889,033,647

	(ii)	Aggregate price of securities
		redeemed or repurchased during the
		fiscal year:                            $ 12,266,292,728
	(iii)Aggregate price of securities
          redeemed or repurchased during any prior fiscal year ending earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:                              $1,277,584,159


(iv) Total available redemption credits
          [add Items 5(ii) and 5(iii):            $ 13,543,876,887


(v)       Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
          Item 5(iv) from Item 5(i)]:             $  345,156,760

	(vi) Redemption credits available
          for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item
		5(i)]:                              $             0

(vii)      Multiplier for determining registration fee (See
           Instruction C.9):                        x 0.0000393


(viii)      Registration fee due [multiply Item 5(v) by Item 5(vii)]
            (enter "0" if no fee is due):         =$   13,565


6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other
 units) deducted here:    0   . If there is a number of shares or other units
that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the
issuer in future fiscal years, then state that number here:   0  .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                           +$  0
8.                                                      Total of the amount of
                                                        the registration fee due
                                                        plus any interest due
                                                        [line 5(viii) plus line
                                                        7]: =$ 13,565

9.                                                      Date the registration
                                                        fee and any interest
                                                        payment was sent to the
                                                        Commission's lockbox
                                                        depository: November 21,
                                                        2008

	Method of Delivery:

[X] Wire Transfer [ ] Mail or other means











	SIGNATURES

This report has been signed below by the following persons on behalf of the issuers and in the capacities and on the dates indicated.

By (Signature and Title)*

					                              	Peter W. Fortner, Asst. Treasurer


Date:  November 21, 2008


*Please print the name and title of the signing officer below the signature